Stockholders' Equity - Schedule of Warrants (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Warrant [Member]
Balance - June 30, 2024	677,000	713,000	720,000
Balance - September 30, 2024		677,000	713,000
Beginning balance	$ 39.99	$ 43.55	$ 49.36
Ending balance		$ 39.99	$ 43.55
Warrant [Member] | 2018 Investor and Agent Warrants [Member]
Expiry of warrants			(7,000)
Expired			$ 625.68
Warrant [Member] | 2019 Investor and Agent Warrants [Member]
Expiry of warrants		(16,000)
Expired		$ 157.25
Common Stock Warrants [Member]
Balance - June 30, 2024	19,000
Balance - September 30, 2024	17,000	19,000
Beginning balance	$ 1,399.72
Ending balance	$ 1,362.41	$ 1,399.72
Common Stock Warrants [Member] | Issued For Services One [Member]
Expiry of warrants	(2,000)	(20,000)
Expired	$ 1,750	$ 71.53